Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
July 31, 2022
PAF-NPRT3-0922
1.804825.118
Common Stocks - 91.0%
	Shares	Value ($)
Australia - 5.6%
Aristocrat Leisure Ltd.	391,468	9,766,367
HUB24 Ltd.	369,316	6,380,047
Lynas Rare Earths Ltd. (a)	652,511	4,012,513
Macquarie Group Ltd.	130,520	16,704,393
Technology One Ltd.	889,134	7,377,387
TOTAL AUSTRALIA		44,240,707
Cayman Islands - 14.6%
Anta Sports Products Ltd.	452,000	4,972,063
Bilibili, Inc. Class Z (a)	60,100	1,469,037
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
Hansoh Pharmaceutical Group Co. Ltd. (c)	3,360,000	6,548,873
Hypebeast Ltd. (a)	21,817,500	2,445,815
JD.com, Inc. Class A	39,785	1,186,888
Pinduoduo, Inc. ADR (a)	166,000	8,135,660
Sea Ltd. ADR (a)	110,400	8,425,728
Shenzhou International Group Holdings Ltd.	632,400	6,651,685
Tencent Holdings Ltd.	738,900	28,557,607
Vnet Group, Inc. ADR (a)	2,182,800	11,263,248
Weibo Corp. sponsored ADR (a)	375,300	7,213,266
Wuxi Biologics (Cayman), Inc. (a)(c)	1,454,000	13,917,859
XPeng, Inc. Class A	438,100	5,319,224
Zai Lab Ltd. (a)	2,452,600	10,013,609
TOTAL CAYMAN ISLANDS		116,120,567
China - 6.8%
Centre Testing International Group Co. Ltd. (A Shares)	1,916,909	5,849,038
Estun Automation Co. Ltd. (A Shares)	2,028,514	8,535,395
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	358,900	5,437,363
OPT Machine Vision Tech Co. Ltd. (A Shares)	115,700	4,762,857
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	130,399	5,607,192
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	2,017,700	8,172,499
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,933,904	9,337,104
ZTE Corp. (H Shares)	3,065,000	6,590,810
TOTAL CHINA		54,292,258
Hong Kong - 3.8%
AIA Group Ltd.	2,155,400	21,654,551
Hang Seng Bank Ltd.	534,000	8,605,333
TOTAL HONG KONG		30,259,884
India - 3.6%
Embassy Office Parks (REIT)	1,801,900	8,274,569
HDFC Bank Ltd.	337,032	6,147,604
Housing Development Finance Corp. Ltd.	199,784	6,022,226
Power Grid Corp. of India Ltd.	1,662,680	4,497,548
Reliance Industries Ltd.	113,775	3,614,446
TOTAL INDIA		28,556,393
Indonesia - 2.7%
PT Bank Central Asia Tbk	26,099,000	12,977,994
PT Bank Rakyat Indonesia (Persero) Tbk	30,176,775	8,907,968
TOTAL INDONESIA		21,885,962
Japan - 37.8%
Astellas Pharma, Inc.	415,800	6,512,008
Capcom Co. Ltd.	244,900	6,807,615
Daiichikosho Co. Ltd.	134,800	3,823,618
DENSO Corp.	317,200	17,349,277
Digital Hearts Holdings Co. Ltd.	193,000	2,838,419
Fujitsu Ltd.	39,200	5,255,244
Funai Soken Holdings, Inc.	257,200	4,534,140
Hitachi Ltd.	274,700	13,907,527
Hoya Corp.	135,100	13,535,891
INPEX Corp.	1,008,300	11,556,916
Iriso Electronics Co. Ltd.	128,900	2,901,253
JEOL Ltd.	65,700	2,987,065
Lifenet Insurance Co. (a)	370,100	2,290,053
Minebea Mitsumi, Inc.	401,500	7,222,232
Misumi Group, Inc.	262,100	6,520,606
Money Forward, Inc. (a)	122,200	3,168,310
Murata Manufacturing Co. Ltd.	120,396	7,032,416
Nomura Research Institute Ltd.	296,700	8,914,147
NSD Co. Ltd.	228,200	4,286,626
Olympus Corp.	764,900	16,370,523
Open House Group Co. Ltd.	194,500	8,485,110
ORIX Corp.	917,700	16,355,092
Outsourcing, Inc.	357,900	3,219,563
Pan Pacific International Holdings Ltd.	299,500	4,663,359
Recruit Holdings Co. Ltd.	248,000	9,268,518
Renesas Electronics Corp. (a)	1,398,900	13,324,309
Shin-Etsu Chemical Co. Ltd.	115,300	14,769,271
SMS Co., Ltd.	272,600	6,553,212
SoftBank Group Corp.	306,500	12,875,084
Sony Group Corp.	204,100	17,313,385
Sugi Holdings Co. Ltd.	72,300	3,261,737
Sumco Corp.	654,200	9,154,044
TechnoPro Holdings, Inc.	167,100	3,883,197
Tokio Marine Holdings, Inc.	175,000	10,244,489
Tsuruha Holdings, Inc.	101,900	5,805,599
Z Holdings Corp.	1,547,700	5,469,941
ZOZO, Inc.	376,300	8,128,714
TOTAL JAPAN		300,588,510
Korea (South) - 2.0%
Db Insurance Co. Ltd.	76,960	3,568,330
Hyundai Fire & Marine Insurance Co. Ltd.	105,363	2,651,603
SK Hynix, Inc.	125,068	9,419,361
TOTAL KOREA (SOUTH)		15,639,294
New Zealand - 2.0%
EBOS Group Ltd.	416,179	10,341,394
Ryman Healthcare Ltd.	928,240	5,429,448
TOTAL NEW ZEALAND		15,770,842
Singapore - 2.5%
United Overseas Bank Ltd.	1,013,100	20,212,704
Taiwan - 7.4%
eMemory Technology, Inc.	134,000	5,309,643
MediaTek, Inc.	492,000	11,299,116
Taiwan Semiconductor Manufacturing Co. Ltd.	2,454,000	41,949,132
TOTAL TAIWAN		58,557,891
United States of America - 2.2%
GI Dynamics, Inc. (a)(b)	111,225	8,860
ResMed, Inc. CDI	679,762	16,403,174
Space Exploration Technologies Corp. Class A (a)(b)(d)	22,539	1,577,730
TOTAL UNITED STATES OF AMERICA		17,989,764
TOTAL COMMON STOCKS (Cost $627,768,019)		724,114,776

Preferred Stocks - 4.9%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(d)	87,773	787,324
Nonconvertible Preferred Stocks - 4.8%
Korea (South) - 4.8%
Samsung Electronics Co. Ltd.	867,100	37,966,128
TOTAL PREFERRED STOCKS (Cost $44,455,737)		38,753,452

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e) (Cost $32,513,828)	32,507,327	32,513,828

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $704,737,584)	795,382,056
NET OTHER ASSETS (LIABILITIES) - 0.0%	(269,905)
NET ASSETS - 100.0%	795,112,151

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,466,732 or 2.6% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,365,054 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,246,653
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	6,873,053	195,458,767	169,817,992	73,710	-	-	32,513,828	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	-	55,184,425	55,184,425	20,455	-	-	-	0.0%
Total	6,873,053	250,643,192	225,002,417	94,165	-	-	32,513,828

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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